VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Health Care REITs: 4.0%
148,108		Healthcare Realty Trust, Inc.	$3,088,052	1.6
118,232		Ventas, Inc.	4,749,379	2.4
			7,837,431	4.0

		Hotel & Resort REITs: 5.3%
182,300		DiamondRock Hospitality Co.	1,369,073	0.7
249,000		Park Hotels & Resorts, Inc.	2,803,740	1.4
92,718		Pebblebrook Hotel Trust	1,345,338	0.7
296,300		Sunstone Hotel Investors, Inc.	2,791,146	1.4
154,100		Xenia Hotels & Resorts, Inc.	2,125,039	1.1
			10,434,336	5.3

		Industrial REITs: 17.0%
82,700		First Industrial Realty Trust, Inc.	3,705,787	1.9
201,598		ProLogis, Inc.	20,482,357	10.4
95,900		Rexford Industrial Realty, Inc.	4,986,800	2.5
155,100		STAG Industrial, Inc.	4,409,493	2.2
			33,584,437	17.0

		Office REITs: 7.3%
62,665		Alexandria Real Estate Equities, Inc.	8,785,007	4.5
223,856		Hudson Pacific Properties, Inc.	2,451,223	1.2
301,339		Piedmont Office Realty Trust, Inc.	3,182,140	1.6
			14,418,370	7.3

		Real Estate Operating Companies: 1.2%
282,580	(1)	Tricon Residential, Inc.	2,444,317	1.2

		Residential REITs: 21.6%
85,718		Apartment Income REIT Corp.	3,310,429	1.7
36,460		AvalonBay Communities, Inc.	6,715,568	3.4
50,111		Camden Property Trust	5,985,759	3.0
30,149		Essex Property Trust, Inc.	7,302,992	3.7
101,300		Independence Realty Trust, Inc.	1,694,749	0.9
207,648		Invitation Homes, Inc.	7,012,273	3.5
28,805		NexPoint Residential Trust, Inc.	1,331,079	0.7
68,585		Sun Communities, Inc.	9,281,608	4.7
			42,634,457	21.6

		Retail REITs: 14.3%
103,800		Getty Realty Corp.	2,791,182	1.4
212,800		Kite Realty Group Trust	3,664,416	1.8
123,543	(1)	NETSTREIT Corp.	2,200,301	1.1
62,807		Realty Income Corp.	3,655,367	1.8
122,900		Retail Opportunity Investments Corp.	1,691,104	0.9
93,667		Simon Property Group, Inc.	8,406,613	4.3
124,282		Spirit Realty Capital, Inc.	4,494,037	2.3
107,105		Urban Edge Properties	1,428,781	0.7
			28,331,801	14.3

		Specialized REITs: 27.6%
239,127		CubeSmart	9,579,428	4.8
74,527		Digital Realty Trust, Inc.	7,391,588	3.7
27,348		Equinix, Inc.	15,556,636	7.9
53,890		Extra Space Storage, Inc.	9,307,342	4.7
114,532	(1)	Four Corners Property Trust, Inc.	2,770,529	1.4
76,708		Life Storage, Inc.	8,496,178	4.3
51,056		VICI Properties, Inc.	1,524,022	0.8
			54,625,723	27.6

	Total Common Stock
	(Cost $228,487,925)		194,310,872	98.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Repurchase Agreements: 1.5%
934,786	(2)	Citigroup, Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $935,020, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.375%, Market Value plus accrued interest $953,482, due 02/15/24-03/20/52)	934,786	0.5
1,000,000	(2)	Jefferies LLC, Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $1,000,253, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,020,001, due 12/15/22-11/15/30)	1,000,000	0.5

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000	(2) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,000,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/15/25-08/20/52)	$1,000,000	0.5

	Total Repurchase Agreements
	(Cost $2,934,786)	2,934,786	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
606,622	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
	(Cost $606,622)	606,622	0.3

	Total Short-Term Investments
	(Cost $3,541,408)	3,541,408	1.8

	Total Investments in Securities (Cost $232,029,333)	$197,852,280	100.1
	Liabilities in Excess of Other Assets	(271,063)	(0.1)
	Net Assets	$197,581,217	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of September 30, 2022.

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$194,310,872	$–	$–	$194,310,872
Short-Term Investments	606,622	2,934,786	–	3,541,408
Total Investments, at fair value	$194,917,494	$2,934,786	$–	$197,852,280

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $237,636,497.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,018,400
Gross Unrealized Depreciation	(44,802,617)
Net Unrealized Depreciation	$(39,784,217)